U.S. GLOBAL INVESTORS FUNDS

All American Equity Fund

Holmes Growth Fund

MegaTrends Fund

Gold and Precious Metals Fund

World Precious Minerals Fund

Global Resources Fund

Emerging Europe Fund

China Region Fund

Tax Free Fund

Near-Term Tax Free Fund

U.S. Government Securities Savings Fund

U.S. Treasury Securities Cash Fund

Investor Class Shares

SUPPLEMENT DATED NOVEMBER 25, 2013

TO THE PROSPECTUS AND SUMMARY PROSPECTUSES DATED MAY 1, 2013

Effective December 9, 2013, U.S. Bancorp Fund Services will become the transfer agent of the U.S. Global Investors Funds (the “Funds”).

The toll free number for the Funds will continue to be 1-800-US-FUNDS (1-800-873-8637) and the web address will continue to be www.usfunds.com. The email address shsvc@usfunds.com, however, will no longer be operational for requesting the Funds’ prospectus and statement of additional information.

Effective December 9, 2013, please use the following addresses for all correspondence concerning purchases, redemptions, and other account-related issues:

•                  Regular Mail

U.S. Bancorp Fund Services

c/o U.S. Global Investors Funds

P.O. Box 701

Milwaukee, WI 53201-0701

•                  Overnight Mail

U.S. Bancorp Fund Services

c/o U.S. Global Investors Funds

615 East Michigan Street

3rd Floor

Milwaukee, WI 53202